Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flow from operating activities
Net loss	$ (5,191)	$ (5,854)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization	118	120
Stock-based compensation expense	417	709
Amortization of discount/premium on marketable securities	(4)	(207)
Loss from Realization of marketable securities	5	115
Changes in operating assets and liabilities:
Decrease (increase) in other accounts receivable	(213)	18
Increase (decrease) in trade payables	70	(757)
Increase (decrease) in other accounts payable	424	(178)
Decrease in related party	0	(117)
Decrease in deferred revenue	(538)	(538)
Net cash used in operating activities	(4,912)	(6,689)
Cash flow from investing activities
Purchase of property and equipment	(1)	(8)
Investment in available for sale securities	(85,174)	0
Consideration from sale of available for sale securities	3,173	5,100
Net cash provided in (used in) investing activities	(82,002)	5,092
Cash flow from financing activities
Issuance of ordinary shares	79,164	0
Proceeds from exercise of options	880	247
Net cash provided in financing activities	80,044	247
Decrease in cash and cash equivalents	(6,870)	(1,350)
Cash and cash equivalents at the beginning of the period	13,021	3,097
Cash and cash equivalents at the end of the period	6,151	1,747
Supplemental disclosure of cash flow information:
Cash received from interest	$ 171	$ 136